HEDGE ACCOUNTING - Cash flow hedges (Details) $ in Millions	Dec. 31, 2021 COP ($) contract	Dec. 31, 2020 COP ($) contract
Disclosure of detailed information about hedges [line items]
Fair value	$ (44,248)	$ (156,220)
Cash flow hedges
Disclosure of detailed information about hedges [line items]
Income in U.S. dollars forecasted	$ 115,124	$ 187,128
Notional amount contracts forward U.S. dollars	115,104	187,128
% hedged	90.00%	100.00%
Fair value	$ (7,943)	$ (4,345)
# of contracts | contract	73	144